Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets Disclosure

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	December 31, 2011	December 31, 2012

Prepaid expenses	431,560	309,503
Advances to suppliers	242,932	158,825
Staff advances and other receivables	209,852	55,053
	884,344	523,381